Equity-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	Significant assumptions used to estimate the fair value of units were as follows, which were the same between service-based and performance-based shares:

	September 15, 2021	December 31, 2020
Expected option term	0.30 — 0.70 years	5.5 years
Risk-free rate of return	0.01% — 0.06%	1.73%
Applied volatility	30%	35%
Significant assumptions used to estimate the fair value of units were as follows, which were the same between service-based and performance-based shares:

	Successor Company
	Year ended December 31, 2020	Period from July 16, 2019 to December 31, 2019
Expected option term	5.5 years	5.5 years
Risk-free rate of return	1.73%	1.73%
Applied volatility	35%	35%

Schedule of allocation of share based compensation costs by plan
A summary of the expense by line item in the consolidated statements of operations for the nine months ended September 30, 2021 and 2020, respectively, is provided in the following table.

	Nine Months Ended September 30,
(in thousands)	2021	2020

Cost of revenue	$79	$46
Sales and marketing	567	380
Product development	341	267
General and administrative	3,351	637

Total compensation expense	$4,338	$1,330

The Company recorded total unit-based compensation of $1.7 million for the year ended December 31, 2020 (Successor) and $0.7 million and $5.8 million for the periods from July 16, 2019 through December 31, 2019 (Successor) and from January 1, 2019 through July 15, 2019 (Predecessor), respectively, as follows in the table below (in thousands):

	Successor Company		Predecessor Company
	Year ended December 31, 2020	Period From July 16, 2019 to December 31, 2019	Period From January 1, 2019 to July 15, 2019
Time-based:
2015 plan	$—	$—	$5,807
2019 plan	1,747	744	—

Total time-based	1,747	744	5,807
Performance based:
2015 plan	—	—	—
2019 plan	—	—	—

Total performance-based	—	—	—

Total compensation expense	$1,747	$744	$5,807

Equity-based compensation expense is allocated to all departments in the accompanying consolidated statements of income (loss) based on the recipients of the compensation. A summary of the expense by line item in the consolidated statements of income (loss) for the year ended December 31, 2020 (Successor) and the periods from July 16, 2019 to December 31, 2019 (Successor), and from January 1, 2019 to July 15, 2019 (Predecessor) is provided in the following table (in thousands).

	Successor Company		Predecessor Company
	Year ended December 31, 2020	Period From July 16, 2019 to December 31, 2019	Period From January 1, 2019 to July 15, 2019
Cost of revenue	$62	$28	$256
Sales and Marketing	473	213	4,252
Product Development	356	126	665
General and administrative	856	377	634

Total compensation expense	$1,747	$744	$5,807

Schedule Of Unvested Restricted Stock Options
The following table summarizes the Company’s unvested time-based and performance-based RSU activity for the nine months ended September 30, 2021.

	Time-Based		Performance-Based
	Restricted Stock Units	Weighted Average Grant Date Fair Value	Restricted Stock Units	Weighted Average Grant Date Fair Value
Unvested at beginning of period	—	$—	—	$—
Granted	1,300,328	$27.00	164,353	$27.00
Vested	—	$—	—	$—
Forfeited	(2,656)	$27.00	—	$—

Unvested at end of period	1,297,672	$27.00	164,353	$27.00

Time Based Restricted Stock Units [Member]
Schedule Of Unvested Restricted Stock Options	The following table summarizes the Company’s unvested time-based and performance-based unit activity from January 1, 2021 through September 30, 2021.

	Time-Based		Performance-Based
	Non-Vested Units	Weighted Average Grant Date Fair Value	Non-Vested Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	1,404,720	$3.65	1,840,423	$2.35
Granted	1,477,323	1.41	1,177,308	0.41
Vested	(437,731)	3.64	—	—
Forfeited	(13,770)	3.65	(18,361)	2.35

Non-vested at September 15, 2021	2,430,542	$2.29	2,999,370	$1.59

Effect of Reorganization Transactions and IPO	(1,165,679)	2.08	(1,318,171)	1.39
Performance-based units exchanged for time-based units	1,681,199	1.74	(1,681,199)	1.74
Vested	(74,049)	2.75	—	—
Forfeited	(72,149)	2.78	—	—

Non-vested at September 30, 2021	2,799,864	$2.02	—	$—

2019 Incentive Equity Pool [Member]
Summary of Nonvested Restricted Stock Shares Activity
The following table summarizes the Company’s unvested time-based and performance-based unit activity under the 2019 plan for the year ended December 31, 2020 (Successor) and the periods from July 16, 2019 and December 31, 2019 (Successor) and January 1, 2019 to July 15, 2019 (Predecessor):

	Time-based		Performance-based
2019 Plan	Non-Vested Units	Weighted Average Grant Date Fair Value	Non-Vested Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2018 (Predecessor)	—	$—	—	$—
Granted	—	—	—	—
Vested	—	—	—	—

Non-vested at July 16, 2019 (Successor)	—	$—	—	$—
Granted	1,899,682	3.65	1,899,682	2.35
Vested	—	—	—	—
Forfeited	—	—	—	—

Non-vested at December 31, 2019 (Successor)	1,899,682	$3.65	1,899,682	$2.35
Granted	97,611	3.65	97,611	2.35
Vested	(474,920)	3.65	—	—
Forfeited	(117,653)	3.65	(156,870)	2.35

Non-vested at December 31, 2020 (Successor)	1,404,720	$3.65	1,840,423	$2.35

2015 Incentive Equity Pool [Member]
Summary of Nonvested Restricted Stock Shares Activity
The following table summarizes the 2015 Plan activity for the periods from January 1, 2019 through July 15, 2019 (Predecessor), and July 16, 2019 through December 31, 2019 (Successor).

2015 Plan	Non-Vested Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2018 (Predecessor)	131,545	$9.00
Granted	48,592	98.75
Vested	(180,137)	33.21
Forfeited	—	—

Non-vested at July 16, 2019 (Successor)	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Non-vested at July December 31, 2019 (Successor)	—	$—